SIGNIFICANT TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Significant Transactions
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the six-month period ended June 30, 2024
VEON announces sale of stake in Beeline Kyrgyzstan
On March 26, 2024, VEON announced that it signed a share purchase agreement ("SPA") for the sale of its 50.1% indirect stake in Beeline Kyrgyzstan to CG Cell Technologies, which is wholly owned by CG Corp Global for cash consideration of US$32. Completion of the sale of VEON’s stake in Beeline Kyrgyzstan, which is held by VIP Kyrgyzstan Holding AG (an indirect subsidiary of the Company), is subject to customary regulatory approvals and preemption right of the Government of Kyrgyzstan in relation to acquisition of the stake. VEON is currently liaising with Kyrgyzstan public authorities regarding the regulatory approvals and the Government’s preemption right.

As a result of this anticipated transaction and assessment that control of the Kyrgyzstan operations will be transferred, as from the date of the SPA signing, the Company classified its Kyrgyzstan operations as held for sale. Following the classification as held for sale, the Company no longer accounts for depreciation and amortization for Kyrgyzstan operations. Refer to Note 5 for the detailed breakdown of the assets and liabilities held for sale relating to the Kyrgyzstan operations.
Sale of TNS+ in Kazakhstan
On May 28, 2024, VEON announced that it signed share purchase agreement ("SPA") for the sale of its 49% stake in Kazakh wholesale telecommunications infrastructure services provider, TNS Plus LLP (TNS+), included within the Kazakhstan operating segment, to its joint venture partner, the DAR group of companies for the sale consideration of US$138. The closing of the transaction is subject to customary regulatory approvals in Kazakhstan. As a result of this anticipated transaction and assessment that control of TNS+ will be transferred, as from the date of the SPA signing, the Company classified its TNS+ operations as held for sale. Following the classification as held for sale, the Company no longer accounts for depreciation and amortization for TNS+ operations. Refer to Note 5 for the detailed breakdown of the assets and liabilities held for sale relating to the TNS+ operations.